Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Segmented Information
Premises and equipment, right-of-use assets and non-insurance companies' investment property	$ 2,883.7	$ 2,284.0
Assets associated with unit-linked insurance products	676.5	637.1
Inventories	668.2	547.3
Other revenue receivables	638.9	508.4
Accrued interest and dividends	317.2	215.1
Income tax, sales tax and subsidies receivable	275.9	231.9
Prepaid expenses	245.8	205.8
Finance lease receivables	226.8	266.1
Prepaid losses on claims	168.9	129.4
Pension surplus	144.5	113.8
Receivable for securities sold but not yet settled	11.2	135.4
Other	824.1	847.0
Current	2,626.5	2,333.6
Non-current	4,455.2	3,787.7
Other assets	7,081.7	6,121.3
Insurance and reinsurance companies
Segmented Information
Premises and equipment, right-of-use assets and non-insurance companies' investment property	684.0	725.6
Assets associated with unit-linked insurance products	676.5	637.1
Accrued interest and dividends	313.7	211.4
Income tax, sales tax and subsidies receivable	71.3	61.6
Prepaid expenses	111.0	110.9
Finance lease receivables	8.8	9.4
Prepaid losses on claims	168.9	129.4
Pension surplus	144.5	113.8
Receivable for securities sold but not yet settled	11.2	135.4
Other	738.5	791.1
Current	993.9	989.9
Non-current	1,934.5	1,935.8
Other assets	2,928.4	2,925.7
Non-insurance companies
Segmented Information
Premises and equipment, right-of-use assets and non-insurance companies' investment property	2,199.7	1,558.4
Inventories	668.2	547.3
Other revenue receivables	638.9	508.4
Accrued interest and dividends	3.5	3.7
Income tax, sales tax and subsidies receivable	204.6	170.3
Prepaid expenses	134.8	94.9
Finance lease receivables	218.0	256.7
Other	85.6	55.9
Current	1,632.6	1,343.7
Non-current	2,520.7	1,851.9
Other assets	$ 4,153.3	$ 3,195.6